                      SUPPLEMENT DATED OCTOBER 29, 2001, TO
                              THE PROSPECTUSES FOR
                          PAINEWEBBER ADVANTAGE ANNUITY
                                    ISSUED BY
                       AMERICAN REPUBLIC INSURANCE COMPANY
                                     AND ITS
                   AMERICAN REPUBLIC VARIABLE ANNUITY ACCOUNT


THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

You have directed that net purchase payments made under your American Republic Insurance Company ("American Republic") variable annuity contract ("Contract") be allocated to investment divisions of American Republic Variable Annuity Account ("Separate Account"). The investment divisions of the Separate Account invest in one or more series of the Brinson Series Trust, an open-end management investment company formerly known as the [Mitchell Hutchins Series Trust].

On October 25, 2001, the shareholders of each series of the Brinson Series Trust listed below (each an "Acquired Portfolio" or a "Brinson Portfolio") voted to approve the merger of the respective Brinson Portfolio into a series of the Alliance Variable Products Series Fund, Inc. (each an "Acquiring Portfolio" or an "Alliance Portfolio"). THE CURRENT PROSPECTUS FOR THE ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. IS ATTACHED. PLEASE READ IT CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

The merger, which was effected on October 26, 2001, involved the transfer of all of the assets of each Acquired Portfolio to the corresponding Acquiring Portfolio in exchange for shares of common stock of the Acquiring Portfolio ("merger shares") and the assumption by the Acquiring Portfolio of the liabilities of the corresponding Acquired Portfolio. The merger shares were distributed to the shareholders of the Acquired Portfolios and the Acquired Portfolios were liquidated and dissolved. Each shareholder of an Acquired Portfolio received, in exchange for Acquired Shares, shares of a corresponding class equal in aggregate net asset value at the date of the exchange to the aggregate new asset value of the shareholder's Acquired Portfolio shares.

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    Brinson Portfolio/Acquired Portfolio             Alliance Portfolio/Acquiring Portfolio
    ------------------------------------             --------------------------------------
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Brinson Balanced Portfolio                       Alliance Total Return Portfolio
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Brinson Global Equity Portfolio                  Alliance International Portfolio
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Brinson Global Income Portfolio                  Alliance Global Bond Portfolio
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Brinson Growth and Income Portfolio              Alliance Growth and Income Portfolio
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Brinson Growth Portfolio                         Alliance Growth Portfolio
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Accordingly, following the merger, that portion of your Contract value formerly invested in each of the Brinson Portfolios listed above now is invested in the corresponding Alliance Portfolio.

Related changes to your Prospectus:

The presentation of portfolio expenses for the Brinson Portfolios should be replaced with the following:

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                                                                                 GROWTH AND                     GLOBAL      TOTAL
                                                                       GROWTH      INCOME     INTERNATIONAL      BOND      RETURN
                                                                      DIVISION    DIVISION      DIVISION       DIVISION   DIVISION
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Company Annual Expenses
(as a percentage of portfolio company average net assets)
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      Management Fees (after waivers/reimbursements, as noted)(*)        .75%      0.63%          0.69%          0.65%      0.63%
------------------------------------------------------------------------------------------------------------------------------------
      Other Expenses of the Fund (after waivers/ reimbursements,
      as noted)(*)                                                      0.06%      0.06%          0.26%          0.37%      0.24%
------------------------------------------------------------------------------------------------------------------------------------
            Total Portfolio Company Annual Expenses Fees (after
            waivers/reimbursements, as noted)                           0.81%      0.69%          0.95%          1.02%      0.87%
------------------------------------------------------------------------------------------------------------------------------------

(*) Management Fees of the International Division were reduced as a result of the reimbursement or waiver of expenses by Alliance Capital Management, L.P. The Management Fees of the International Division before reimbursement and waiver, as a percentage of average net assets would have been 1.00% and the Other Expenses would have been 0.34%. Other Expenses of the Fund of the Global Bond Division were reduced as a result of the reimbursement or waiver of expenses by Alliance Capital Management, L.P. The Other Expenses of the Global Bond Division before reimbursement and waiver, as a percentage of average net assets would have been 0.41%. This reimbursement/waiver arrangement is no longer in place.

The Examples presented following the fee table for the Contract and the table of portfolio expenses (above) should be replaced with the following:

EXAMPLE

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                                                                           GROWTH AND                        GLOBAL        TOTAL
                                                               GROWTH        INCOME       INTERNATIONAL       BOND        RETURN
                                                              DIVISION      DIVISION         DIVISION       DIVISION     DIVISION
---------------------------------------------------------------------------------------------------------------------------------
If you surrender or annuitize (*) your
Contract at the end of the applicable
time period:
                                                ---------------------------------------------------------------------------------
     You would pay the following expenses
     on a $1,000 investment, assuming
     5% annual return on assets:                  1 Year            74             73                75           76           74
                                                ---------------------------------------------------------------------------------
                                                 3 Years           123            119               127          129          125
                                                ---------------------------------------------------------------------------------
                                                 5 Years           175            169               182          186          178
                                                ---------------------------------------------------------------------------------
                                                10 Years           268            255               282          289          274
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
If you do not surrender your Contract:
                                                ---------------------------------------------------------------------------------
     You would pay the following expenses         1 Year            24             23                25           26           24
     on a $1,000 investment, assuming           ---------------------------------------------------------------------------------
     5% annual return on assets:                 3 Years            73             69                77           79           75
                                                ---------------------------------------------------------------------------------
                                                 5 Years           125            119               132          136          128
                                                ---------------------------------------------------------------------------------
                                                10 Years           268            255               282          289          274
---------------------------------------------------------------------------------------------------------------------------------

------------------------
(*) The early withdrawal charge will not be assessed at the time of annuitization if the annuity payment option chosen contains life contingencies.

The purpose of the above table is to assist the Contract Owner in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly. Premium taxes, which currently range from 0 to 3.5%, can be deducted when incurred; however, the Company may advance them when incurred and indirectly. Premium taxes, which currently range from 0 to 3.5%, can be deducted when incurred; however, the Company may advance them when incurred and deduct them subsequently. Note that the expense amounts shown above in the hypothetical example are aggregate amounts for the total number of years indicated. For additional information about expenses of the Contract, see "Contract Charges and Deductions." THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The descriptions of the investments of the Separate Account in Brinson Portfolios in your Prospectus should be deleted and replaced with descriptions of the following Alliance Portfolios.

        ALLIANCE TOTAL RETURN PORTFOLIO

        The Portfolio seeks a high return on investment through a combination of current income and capital appreciation. The Portfolio invests in U.S. Government and agency obligations, bonds, fixed-income senior securities (including short- and long-term debt securities and preferred stocks to the extent their value is attributable to their fixed-income characteristics), and preferred and common stocks.

        ALLIANCE INTERNATIONAL PORTFOLIO

        The Portfolio seeks total return on its assets from long-term growth of capital principally through a broad portfolio of marketable securities of established international companies, companies participating in foreign economies with prospects for growth, foreign government securities, and U.S. companies that have their principal activities and interests outside the U.S.

        ALLIANCE GLOBAL BOND PORTFOLIO

        The Portfolio seeks a high level of return from a combination of current income and capital appreciation by investing in a globally diversified portfolio of high-quality debt securities denominated in the U.S. dollar and a range of foreign currencies.

        The Portfolio normally invests approximately 25% of its total assets in U.S. dollar-denominated debt securities. The average weighted maturity of the Portfolio's investments in fixed-income securities is expected to vary between one year or less and ten years. The percentage of the Portfolio's assets invested in the debt securities of the government of or a company based in a particular country, or denominated in a particular currency, varies depending on the relative yields of the securities, the economies of the countries in which the investments are made and the countries' financial markets, the interest rate climate of these countries and the relationship of the countries' currencies to the U.S. dollar.

        The Portfolio expects to engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. The Portfolio also may engage in certain hedging strategies, including the purchase and sale of forward foreign currency exchange contracts and other hedging techniques.

        ALLIANCE GROWTH AND INCOME PORTFOLIO

        The Portfolio seeks reasonable current income and reasonable opportunity for appreciation primarily through investments in dividend-paying common stocks (both domestic and foreign) of good quality, as well as in fixed-income securities and convertible securities.

        ALLIANCE GROWTH PORTFOLIO

        The Portfolio seeks long-term growth of capital; current income is an incidental consideration. The Portfolio invests primarily in equity securities of companies with favorable earnings outlooks, and long-term growth rates the investment adviser expects will exceed that of the U.S. economy over time. The Portfolio also may invest up to 25% of its total assets in lower-rated, fixed-income securities and convertible bonds.


The descriptions of the investment advisers and sub-advisers for the Brinson Portfolios that have merged into Alliance Portfolios should be deleted. The following information regarding the investment adviser to the Alliance Portfolios should be inserted:

        Alliance Capital Management L.P. ("Alliance")--located at 1345 Avenue of the Americas, New York, New York 10105--serves as investment adviser to the Alliance Variable Products Series Fund, Inc. Alliance is a leading international investment adviser, currently managing retirement assets for many of the largest public and private employee benefit plans (including 43 of the nation's FORTUNE 100 companies), for public employee retirement funds in 41 states, for investment companies and for foundations, endowments, banks and insurance companies worldwide. The 49 registered investment companies managed by Alliance, comprising 135 separate investment portfolios, currently have approximately 6.5 million shareholder accounts. As of December 31, 2000, Alliance managed client accounts with assets totaling more than $454 billion (of which more than $175 billion represented the assets of investment companies).

                                    * * * * *

Contract Owner inquiries should be directed to Annuity Administration at American Republic Insurance Company, P. O. Box 1, Des Moines, IA 50301-0001, or by calling 1-800-367-6058.